Filed with the Securities and Exchange Commission on January 31, 2022
1933 Act Registration File No. 033-98310
1940 Act Registration File No. 811-09114

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[x]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 52	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[x]
Amendment No. 54

(check appropriate box or boxes)

THE NEEDHAM FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

250 Park Avenue
New York, New York 10177

(Address of Principal Executive Offices)                                                                  (Zip Code)

Registrant’s Telephone Number, including Area Code:  (212) 371-8300

James W. Giangrasso	Copy to:	Janna Manes, Esq.
The Needham Funds, Inc.		Proskauer Rose LLP
250 Park Avenue		Eleven Times Square
New York, New York 10177		New York, NY 10036

 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable, following effectiveness of this filing.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X ]	on February 8, 2022, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ]        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 51 (“the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on December 3, 2021, and pursuant to Rule 485(a)(1) would have become effective on February 1, 2022.

This Post-Effective Amendment No. 52 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 8, 2022, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 52 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of New York, State of New York, on the 31st day of January, 2022.

THE NEEDHAM FUNDS, INC. By /s/ George A. Needham George A. Needham Chairman and President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ George A. Needham
George A. Needham	Director, Chairman and President (Principal Executive Officer)	January 31, 2022
/s/ John W. Larson
John W. Larson	Director	January 31, 2022
/s/ F. Randall Smith
F. Randall Smith	Director	January 31, 2022
/s/ David T. Shukis
David T. Shukis	Director	January 31, 2022
/s/ James W. Giangrasso
James W. Giangrasso	Chief Financial Officer, Treasurer and Secretary (Principal Financial and Accounting Officer)	January 31, 2022